Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

7.      COMMITMENTS AND CONTINGENCIES

Contracts

In August 2021, the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay a minimum of $98.0 million in cloud costs over a seven-year period subject to variable increases based on usage.

Aggregate non-cancelable future minimum payments were as follows as of September 30, 2022 (in thousands):

Remainder of 2022	$1,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$97,000

Legal Proceedings

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Matters

The Company has not historically collected U.S. state or local sales and use tax, or other similar taxes, in any jurisdiction. On June 21, 2018, the U.S. Supreme Court decided, in South Dakota v. Wayfair, Inc., that state and local jurisdiction may, in certain circumstances, enforce sales and use tax collection obligations on remote vendors that have no physical presence in such jurisdiction. A number of states have already begun, or have positioned themselves to begin, requiring sales and use tax collection from remote vendors. The details and effective dates of these collection requirements vary from state to state. The Company continues to analyze potential sales tax exposure using a state-by-state assessment. In accordance with ASC 450, Contingencies, the Company estimated and recorded a liability of $1.1 million as of September 30, 2022 and December 31, 2021.

6.      COMMITMENTS AND CONTINGENCIES

Contracts

In August 2021, the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay $100,000 in cloud costs over a seven-year period contingent upon the successful completion of the Business Combination.

Letters of Credit

In conjunction with entering an 89-month lease in 2017 for the Santa Clara, California, facility, the Company agreed to issue a letter of credit for $1,656 to the landlord as a lease guarantee. The Company has cash equivalents deposited with a commercial bank as collateral against the letter of credit. The letter of credit was initially issued for a term of twelve months and is automatically renewed every twelve months for the entire term of the lease.

If an event of default occurs, the landlord may draw upon the letter of credit. The letter of credit is reduced by $230 at the beginning of the 25th month of the lease, and annually thereafter, upon request of the Company. However, if during the period of the lease the Company’s tangible net worth is equal to or greater than $100,000, or the Company completes an initial public offering for the sale of its stock on a U.S. stock exchange for a total market capitalization of $300,000 or more, then the letter of credit will be reduced to $230. As of December 31, 2021, the Company’s letter of credit requirement was $1,196 with $460 recorded as current restricted cash equivalents as the Company did not request a $230 reduction during the year ended. As of December 31, 2020, the Company’s letter of credit requirement was $1,196 with $230 recorded as current restricted cash equivalents.

Additionally, in conjunction with entering a five-year lease in 2015 for the San Francisco, California, facility, the Company agreed to issue a letter of credit for $94 as security for the Company’s performance of the provisions of the lease agreement. As of December 31, 2021, the restriction on cash expired.

Legal Proceedings

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Matters

The Company has not historically collected U.S. state or local sales and use tax, or other similar taxes, in any jurisdiction. On June 21, 2018, the U.S. Supreme Court decided, in South Dakota v. Wayfair, Inc., that state and local jurisdiction may, in certain circumstances, enforce sales and use tax collection obligations on remote vendors that have no physical presence in such jurisdiction. A number of states have already begun, or have positioned themselves to begin, requiring sales and use tax collection from remote vendors. The details and effective dates of these collection requirements vary from state to state. The Company continues to analyze potential sales tax exposure using a state-by-state assessment, and estimated and recorded a liability as of December 31, 2021 and 2020, in accordance with ASC 450, Contingencies, of $1,105 and $829, respectively.